Loss Per Share - Summary of Number Of Potential Anti Dilutive Ordinary Shares Excluded From Computation Of Loss Per S (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee Options
Earnings per share [line items]
Potential ordinary shares which are anti-dilutive and excluded from weighted average number of ordinary shares	(46,690,480)	(31,065,272)	(20,056,450)
Warrants
Earnings per share [line items]
Potential ordinary shares which are anti-dilutive and excluded from weighted average number of ordinary shares	(142,000,000)	(142,000,000)	(166,082,988)